UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.4%
Arcos Dorados Holdings, Inc., Class A	316,800	$4,352,832

Australia – 0.9%
Australia & New Zealand Banking Group Ltd.	147,000	4,082,736
CSL Ltd.	67,724	3,876,723
PanAust Ltd.	708,500	2,187,555

		10,147,014

Belgium – 1.0%
Anheuser-Busch InBev NV	124,359	10,942,106

Canada – 0.4%
Detour Gold Corp. (a)(b)	230,800	4,877,947

Cayman Islands – 1.0%
Eurasia Drilling Co., Ltd. - GDR	277,053	10,500,309

China – 1.2%
China Construction Bank Corp., H Shares	14,890,200	12,844,755

France – 4.0%
AXA SA	513,100	9,499,961
BNP Paribas SA	111,080	6,969,599
Danone SA (b)	121,000	8,385,504
LVMH Moet Hennessy Louis Vuitton SA	30,300	5,704,764
Sanofi	130,700	12,741,362
Technip SA	3,846	416,439

		43,717,629

Germany – 3.7%
Deutsche Bank AG	167,500	8,662,947
Deutsche Lufthansa AG	372,800	7,405,100
GSW Immobilien AG	50,100	2,137,822
SAP AG - ADR	131,600	10,793,832
Volkswagen AG, Preference Shares	46,400	11,487,435

		40,487,136

Hong Kong – 2.5%
AIA Group Ltd.	3,437,600	13,675,179
Cheung Kong Holdings Ltd.	325,000	5,330,230
Wharf Holdings Ltd.	936,200	8,269,812

		27,275,221

India – 1.0%
ICICI Bank Ltd.	285,800	6,382,367
Jubilant Foodworks Ltd. (a)	194,894	4,400,126

		10,782,493

Indonesia – 2.2%
Alam Sutera Realty Tbk PT	76,992,000	6,086,637
Bank Mandiri Persero Tbk PT	9,534,000	8,863,457
Global Mediacom Tbk PT	19,610,500	4,382,295
Tower Bersama Infrastructure Tbk PT (a)	6,797,100	4,116,777

		23,449,166

Common Stocks	Shares	Value

Ireland – 1.2%
Ingersoll-Rand Plc (b)	245,500	$12,616,245

Italy – 1.3%
Eni SpA	558,200	13,942,380

Japan – 5.8%
Dena Co. Ltd.	108,200	3,421,886
Hino Motors Ltd.	523,700	5,503,146
Honda Motor Co. Ltd.	268,200	10,137,744
ITOCHU Corp.	689,600	7,799,036
ORIX Corp.	77,600	8,301,701
Softbank Corp.	242,800	8,651,384
Tokio Marine Holdings, Inc.	286,400	8,457,961
Toyota Motor Corp.	138,200	6,601,047
Yahoo! Japan Corp.	10,213	4,015,062

		62,888,967

Mexico – 1.7%
Fomento Economico Mexicano SAB de CV - ADR	51,100	5,513,179
Fresnillo Plc	211,800	5,567,695
Grupo Mexico SAB de CV, Series B	2,056,500	7,650,453

		18,731,327

South Korea – 0.6%
Samsung Electronics Co. Ltd.	4,850	6,452,605

Spain – 0.8%
Iberdrola SA	1,661,700	8,941,369

Sweden – 3.1%
Electrolux AB, Series B	151,546	4,004,456
Svenska Cellulosa AB, B Shares	649,727	15,752,089
Volvo AB, B Shares	938,097	13,884,237

		33,640,782

Switzerland – 8.4%
Cie Financiere Richemont SA	66,700	5,478,973
GAM Holding AG	769,200	12,677,642
Glencore International Plc	2,181,500	13,617,702
Nestle SA	119,900	8,419,077
Novartis AG (b)	121,300	8,245,545
Partners Group Holding AG	42,500	9,977,217
Roche Holding AG	60,700	13,417,074
Transocean Ltd.	141,900	8,047,149
UBS AG	634,600	11,021,502

		90,901,881

Taiwan – 0.7%
MediaTek, Inc.	462,000	5,060,238
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	171,900	3,049,506

		8,109,744

Thailand – 0.7%
Bangkok Bank PCL - NVDR	1,085,000	7,608,636

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities havebeen abbreviated according to the following list:	ADR	American Depositary Receipt	JPY	Japanese Yen
	AUD	Australian Dollar	KRW	Korean Won
	CAD	Canadian Dollar	MXN	Mexican New Peso
	CHF	Swiss Franc	NVDR	Non-Voting Depository Receipt
	EUR	Euro	REIT	Real Estate Investment Trust
	GBP	British Pound	SEK	Swedish Krona
	GDR	Global Depositary Receipt	TWD	Taiwan Dollar
	HKD	Hong Kong Dollar	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom – 11.7%
Afren Plc (a)	2,465,700	$5,616,510
Antofagasta Plc	696,475	12,628,931
APR Energy Plc	383,487	4,453,382
Aveva Group Plc	165,000	5,653,986
Babcock International Group Plc	179,100	2,949,112
Barclays Plc - ADR (b)	105,700	2,025,212
BG Group Plc	389,600	6,914,945
British American Tobacco Plc	231,300	12,020,975
Diageo Plc	275,400	8,198,110
Direct Line Insurance Group Plc (a)	493,817	1,745,731
HSBC Holdings Plc	902,330	10,261,034
National Grid Plc	931,100	10,195,164
Rightmove Plc	223,500	5,937,378
SABMiller Plc	171,600	8,568,379
Tullow Oil Plc	518,600	9,350,632
Unilever Plc	267,600	10,900,226
Vodafone Group Plc - ADR	366,500	10,012,780

		127,432,487

United States – 41.2%
Air Products & Chemicals, Inc. (b)	58,800	5,140,884
Apple, Inc. (b)	10,210	4,648,715
Axiall Corp. (a)(b)	109,000	6,123,620
Bank of America Corp. (b)	1,281,200	14,503,184
Baxter International, Inc. (b)	80,700	5,474,688
Becton Dickinson & Co.	95,200	8,000,608
Cabot Oil & Gas Corp. (b)	138,300	7,299,474
Cameron International Corp. (a)(b)	133,600	8,458,216
Cardinal Health, Inc. (b)	110,300	4,832,243
Celgene Corp. (a)(b)	80,953	8,011,109
Citigroup, Inc. (b)	293,640	12,379,862
Comcast Corp., Class A (b)	252,300	9,607,584
ConAgra Foods, Inc. (b)	352,700	11,529,763
Costco Wholesale Corp. (b)	79,800	8,166,732
Crown Holdings, Inc. (a)	172,600	6,534,636
CSX Corp.	345,200	7,604,756
DIRECTV (a)(b)	97,100	4,965,694
Dominion Resources, Inc.	135,100	7,310,261
Eastman Chemical Co. (b)	129,000	9,178,350
Eaton Plc	145,000	8,257,750
eBay, Inc. (a)(b)	196,400	10,984,652
Eli Lilly & Co.	185,650	9,967,549
Express Scripts Holding Co. (a)(b)	98,600	5,267,212
Exxon Mobil Corp. (b)	84,200	7,575,474
Facebook, Inc., Class A (a)(b)	252,200	7,810,634
Federal Realty Investment Trust - REIT (b)	44,200	4,678,570
FedEx Corp. (b)	84,100	8,531,945
The Gap, Inc. (b)	137,400	4,490,232
Gilead Sciences, Inc. (a)(b)	110,200	4,347,390
Google, Inc., Class A (a)(b)	24,550	18,552,190
The Hain Celestial Group, Inc. (a)	79,819	4,548,885

Common Stocks	Shares	Value

United States (concluded)
Hertz Global Holdings, Inc. (a)	327,300	$5,983,044
International Business Machines Corp. (b)	34,300	6,965,301
International Paper Co. (b)	158,600	6,569,212
JPMorgan Chase & Co. (b)	246,400	11,593,120
Kraft Foods Group, Inc. (b)	250,466	11,576,538
Las Vegas Sands Corp. (b)	135,900	7,508,475
Liberty Global, Inc., Class A (a)	103,100	7,040,699
Linear Technology Corp. (b)	131,894	4,829,958
Lowe’s Cos., Inc.	198,200	7,569,258
Monsanto Co. (b)	112,000	11,351,200
Norwegian Cruise Line Holdings Ltd. (a)	108,000	2,847,960
Oasis Petroleum, Inc. (a)	184,700	6,627,036
Oracle Corp. (b)	217,400	7,719,874
Owens Corning (a)(b)	259,500	10,813,365
Pfizer, Inc. (b)	581,000	15,849,680
Rowan Cos. Plc, Class A (a)(b)	277,400	9,564,752
Sandisk Corp. (a)	175,369	8,766,696
Smithfield Foods, Inc. (a)(b)	241,800	5,636,358
Time Warner, Inc. (b)	209,700	10,594,044
United Rentals, Inc. (a)(b)	166,248	8,415,474
Visa, Inc., Class A (b)	66,600	10,516,806
Weyerhaeuser Co. - REIT (b)	73,426	2,211,591
Whirlpool Corp. (b)	68,000	7,845,840
WisdomTree Investments, Inc. (a)	708,800	6,131,120
Xilinx, Inc. (b)	227,400	8,297,826
Zoetis, Inc. (a)	15,300	397,800

		448,005,889

Total Long Term Investments (Cost – $926,688,755) – 95.5%		1,038,648,920

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	54,784,743	54,784,743

Total Short-Term Securities (Cost – $54,784,743) – 5.0%		54,784,743

Total Investments Before Options Written (Cost – $981,473,498*) – 100.5%		1,093,433,663

Options Written

(Premiums Received – $14,568,153) – (1.9)%		(21,344,760)

Total Investments Net of Options Written – 98.6%		1,072,088,903
Other Assets Less Liabilities – 1.4%		15,773,885

Net Assets – 100.0%		$1,087,862,788

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,019,415,200

Gross unrealized appreciation	$119,962,203
Gross unrealized depreciation	(45,943,740)

Net unrealized appreciation	$74,018,463

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	54,961,782	(177,039)	54,784,743	$16,399	$395

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	765,558	CHF	705,686	Deutsche Bank Securities Corp.	2/01/13	$(9,879)
USD	7,782,347	SEK	49,574,707	Deutsche Bank Securities Corp.	2/01/13	(15,055)
CHF	627,863	USD	689,300	UBS Securities LLC	2/04/13	648
GBP	131,934	USD	209,458	Citigroup Global Markets, Inc.	2/04/13	(216)
HKD	18,667,481	USD	2,406,878	UBS Securities LLC	2/04/13	185
SEK	20,512,000	USD	3,220,372	Citigroup Global Markets, Inc.	2/04/13	5,615
SEK	26,857,000	USD	4,226,708	Deutsche Bank Securities Corp.	2/04/13	(2,823)
USD	2,851,069	HKD	22,115,000	Citigroup Global Markets, Inc.	2/04/13	(532)
USD	209,457	GBP	131,934	Citigroup Global Markets, Inc.	2/05/13	216
USD	4,755,564	GBP	2,996,990	Deutsche Bank Securities Corp.	2/05/13	2,486

Total						$(19,355)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Facebook, Inc., Class A	Call	USD	32	2/01/13	670	$(3,685)
Baxter International, Inc.	Call	USD	66.50	2/04/13	460	(61,702)
International Business Machines Corp.	Call	USD	195	2/04/13	135	(110,362)
Danone SA	Call	EUR	50	2/15/13	50	(10,217)
Novartis AG	Call	CHF	58	2/15/13	700	(297,356)
eBay, Inc.	Call	USD	52.25	2/16/13	315	(119,788)
Air Products & Chemicals, Inc.	Call	USD	85	2/18/13	325	(91,813)
Axiall Corp.	Call	USD	55	2/18/13	450	(112,500)
Bank of America Corp.	Call	USD	11	2/18/13	3,485	(156,825)
Cabot Oil & Gas Corp.	Call	USD	50	2/18/13	760	(235,600)
Celgene Corp.	Call	USD	100	2/18/13	445	(89,668)
Citigroup, Inc.	Call	USD	38	2/18/13	650	(274,625)
Citigroup, Inc.	Call	USD	44	2/18/13	415	(6,847)
Comcast Corp., Class A	Call	USD	39	2/18/13	290	(11,890)
Comcast Corp., Class A	Call	USD	40	2/18/13	550	(8,800)
Comcast Corp., Class A	Call	USD	41	2/18/13	550	(2,750)
Detour Gold Corp.	Call	CAD	26	2/18/13	635	(4,457)
Detour Gold Corp.	Call	CAD	27	2/18/13	635	(4,138)
Facebook, Inc., Class A	Call	USD	28	2/18/13	720	(226,800)
Federal Realty Investment Trust - REIT	Call	USD	105	2/18/13	240	(45,000)
Google, Inc., Class A	Call	USD	730	2/18/13	105	(300,825)
JPMorgan Chase & Co.	Call	USD	44	2/18/13	118	(37,170)
Kraft Foods Group, Inc.	Call	USD	47.50	2/18/13	875	(15,313)
Rowan Cos. Plc, Class A	Call	USD	35	2/18/13	760	(36,100)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Whirlpool Corp.	Call	USD	105	2/18/13	375	$(397,500)
Xilinx, Inc.	Call	USD	36	2/18/13	950	(70,300)
Apple, Inc.	Call	USD	545	2/22/13	55	(1,155)
Bank of America Corp.	Call	USD	11.50	2/22/13	512	(11,264)
Bank of America Corp.	Call	USD	12	2/22/13	512	(4,352)
FedEx Corp.	Call	USD	102	3/04/13	460	(86,773)
Costco Wholesale Corp.	Call	USD	104	3/11/13	440	(64,731)
Bank of America Corp.	Call	USD	11	3/18/13	2,535	(164,775)
Barclays Plc - ADR	Call	USD	17	3/18/13	580	(130,500)
Cameron International Corp.	Call	USD	60	3/18/13	500	(220,000)
Cardinal Health, Inc.	Call	USD	45	3/18/13	555	(29,137)
Citigroup, Inc.	Call	USD	42	3/18/13	550	(85,250)
ConAgra Foods, Inc.	Call	USD	32	3/18/13	1,940	(208,550)
DIRECTV	Call	USD	55	3/18/13	535	(20,330)
Eastman Chemical Co.	Call	USD	72.50	3/18/13	390	(72,150)
eBay, Inc.	Call	USD	55	3/18/13	765	(179,775)
Express Scripts Holding Co.	Call	USD	57.50	3/18/13	550	(30,250)
The Gap, Inc.	Call	USD	34	3/18/13	755	(64,553)
Gilead Sciences, Inc.	Call	USD	40	3/18/13	605	(67,155)
International Business Machines Corp.	Call	USD	210	3/18/13	53	(4,002)
JPMorgan Chase & Co.	Call	USD	47	3/18/13	120	(15,420)
Las Vegas Sands Corp.	Call	USD	49.75	3/18/13	180	(111,600)
Linear Technology Corp.	Call	USD	37	3/18/13	725	(50,750)
Oracle Corp.	Call	USD	35	3/18/13	1,195	(137,425)
Owens Corning	Call	USD	42	3/18/13	1,265	(205,563)
Pfizer, Inc.	Call	USD	27	3/18/13	550	(39,050)
Smithfield Foods, Inc.	Call	USD	24	3/18/13	1,330	(93,100)
United Rentals, Inc.	Call	USD	50	3/18/13	915	(251,625)
Visa, Inc., Class A	Call	USD	150	3/18/13	185	(174,362)
Xilinx, Inc.	Call	USD	37	3/18/13	300	(19,050)
Google, Inc., Class A	Call	USD	750	3/21/13	30	(62,711)
Ingersoll-Rand Plc	Call	USD	51.15	3/22/13	280	(50,090)
Exxon Mobil Corp.	Call	USD	90.90	3/26/13	240	(34,058)
Time Warner, Inc.	Call	USD	50.60	3/26/13	720	(102,681)
Visa, Inc., Class A	Call	USD	160.25	3/26/13	180	(59,601)
International Paper Co.	Call	USD	43	4/22/13	872	(73,684)
Monsanto Co.	Call	USD	105	4/22/13	616	(124,432)
Weyerhaeuser Co. - REIT	Call	USD	31	4/22/13	405	(30,375)

Total						$(5,812,310)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/04/13	32,500	$(175,500)
Sandisk Corp.	JPMorgan Chase Securities	Call	USD	43.49	2/04/13	104,500	(679,667)
Afren Plc	Goldman Sachs & Co.	Call	GBP	1.32	2/05/13	336,000	(62,879)
Anheuser-Busch InBev NV	Citigroup Global Markets, Inc.	Call	EUR	66.23	2/05/13	11,800	(518)
Anheuser-Busch InBev NV	Goldman Sachs & Co.	Call	EUR	67.67	2/05/13	56,600	(2,149)
Aveva Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	20.45	2/05/13	20,000	(36,801)
AXA SA	Banc of America Securities	Call	EUR	13.00	2/05/13	282,200	(245,614)
BNP Paribas SA	Morgan Stanley & Co., Inc.	Call	EUR	45.54	2/05/13	61,100	(93,970)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Danone SA	Morgan Stanley & Co., Inc.	Call	EUR	51.39	2/05/13	61,600	$(16,981)
Deutsche Lufthansa AG	Goldman Sachs & Co.	Call	EUR	14.05	2/05/13	205,000	(165,547)
Eni SpA	Goldman Sachs & Co.	Call	EUR	18.28	2/05/13	178,400	(52,888)
Eni SpA	Goldman Sachs & Co.	Call	EUR	19.55	2/05/13	128,700	(630)
Eurasia Drilling Co., Ltd. - GDR	Deutsche Bank Securities Corp.	Call	USD	32.74	2/05/13	24,000	(123,813)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.77	2/05/13	116,500	(2)
GAM Holding AG	UBS Securities LLC	Call	CHF	11.92	2/05/13	119,400	(404,237)
GSW Immobilien AG	Morgan Stanley & Co., Inc.	Call	EUR	33.20	2/05/13	27,600	(199)
Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	12.37	2/05/13	70,500	(23)
Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	12.40	2/05/13	150,000	(52)
Volkswagen AG, Preference Shares	Morgan Stanley & Co., Inc.	Call	EUR	172.15	2/05/13	27,400	(380,661)
Liberty Global, Inc., Class A	Citigroup Global Markets, Inc.	Call	USD	60.88	2/06/13	56,500	(418,887)
Arcos Dorados Holdings, Inc., Class A	Goldman Sachs & Co.	Call	USD	12.87	2/08/13	88,000	(78,770)
Pfizer, Inc.	Goldman Sachs & Co.	Call	USD	25.66	2/08/13	272,000	(440,640)
Hertz Global Holdings, Inc.	Goldman Sachs & Co.	Call	USD	16.34	2/11/13	180,000	(351,676)
JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/11/13	32,500	(175,500)
JPMorgan Chase & Co.	Morgan Stanley & Co., Inc.	Call	USD	43.46	2/11/13	47,000	(168,730)
Rowan Cos. Plc, Class A	Goldman Sachs & Co.	Call	USD	33	2/11/13	76,000	(120,388)
Vodafone Group Plc - ADR	Morgan Stanley & Co., Inc.	Call	USD	26.24	2/11/13	101,000	(109,080)
Aveva Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	20.97	2/12/13	22,000	(23,783)
Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	9.93	2/12/13	49,300	(35,298)
Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	9.97	2/12/13	49,300	(32,181)
British American Tobacco Plc	Morgan Stanley & Co., Inc.	Call	GBP	32.81	2/12/13	127,300	(65,136)
Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	35.35	2/12/13	24,000	(63,672)
GAM Holding AG	Goldman Sachs & Co.	Call	CHF	12.48	2/12/13	103,000	(286,246)
HSBC Holdings Plc	Morgan Stanley & Co., Inc.	Call	GBP	6.50	2/12/13	497,300	(528,140)
LVMH Moet Hennessy Louis Vuitton SA	Citigroup Global Markets, Inc.	Call	EUR	137.97	2/12/13	9,000	(34,131)
LVMH Moet Hennessy Louis Vuitton SA	Citigroup Global Markets, Inc.	Call	EUR	140.99	2/12/13	7,700	(12,098)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	USD	79.84	2/13/13	16,000	(67,200)
Grupo Mexico SAB de CV, Series B	Citigroup Global Markets, Inc.	Call	MXN	47.01	2/13/13	454,500	(32,229)
ITOCHU Corp.	Citigroup Global Markets, Inc.	Call	JPY	952.83	2/13/13	276,700	(246,222)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	Deutsche Bank Securities Corp.	Call	USD	17.42	2/13/13	50,200	(21,151)
Toyota Motor Corp.	Citigroup Global Markets, Inc.	Call	JPY	3,893.55	2/13/13	76,000	(394,640)
Eastman Chemical Co.	Morgan Stanley & Co., Inc.	Call	USD	71.09	2/20/13	32,000	(61,864)
Exxon Mobil Corp.	Morgan Stanley & Co., Inc.	Call	USD	89.13	2/20/13	42,000	(71,753)
WisdomTree Investments, Inc.	Deutsche Bank Securities Corp.	Call	USD	6.43	2/21/13	88,500	(196,819)
Axiall Corp.	Deutsche Bank Securities Corp.	Call	USD	42.50	2/22/13	15,500	(212,040)
Dominion Resources, Inc.	Credit Suisse First Boston	Call	USD	54.21	2/22/13	38,000	(19,727)
Eaton Plc	Goldman Sachs & Co.	Call	USD	56.74	2/25/13	80,000	(90,866)
Glencore International Plc	UBS Securities LLC	Call	GBP	3.89	2/27/13	600,000	(110,558)
Grupo Mexico SAB de CV, Series B	UBS Securities LLC	Call	MXN	48.02	2/27/13	240,600	(14,509)
Rightmove Plc	Morgan Stanley & Co., Inc.	Call	GBP	15.01	2/27/13	62,000	(173,646)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	USD	82.23	2/28/13	36,500	(92,772)
Eli Lilly & Co.	Credit Suisse First Boston	Call	USD	53.34	2/28/13	21,500	(23,072)
Owens Corning	Morgan Stanley & Co., Inc.	Call	USD	40.19	2/28/13	43,000	(84,391)
AIA Group Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	30.44	3/04/13	1,891,000	(213,302)
CSL Ltd.	JPMorgan Chase Securities	Call	AUD	52.61	3/04/13	37,300	(116,030)
Hino Motors Ltd.	Citigroup Global Markets, Inc.	Call	JPY	847.22	3/04/13	288,000	(365,150)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

PanAust Ltd.	JPMorgan Chase Securities	Call	AUD	3.36	3/04/13	390,000	$(9,146)
WisdomTree Investments, Inc.	JPMorgan Chase Securities	Call	USD	8.13	3/04/13	100,000	(71,565)
SAP AG - ADR	Citigroup Global Markets, Inc.	Call	USD	79.18	3/05/13	33,400	(121,250)
SAP AG - ADR	Citigroup Global Markets, Inc.	Call	USD	79.56	3/05/13	39,000	(131,451)
Afren Plc	Citigroup Global Markets, Inc.	Call	GBP	1.43	3/06/13	949,700	(95,817)
Antofagasta Plc	Banc of America Securities	Call	GBP	13.35	3/06/13	131,800	(617)
Antofagasta Plc	Goldman Sachs & Co.	Call	GBP	13.84	3/06/13	60,000	(443)
APR Energy Plc	Banc of America Securities	Call	GBP	7.98	3/06/13	22,300	(4,343)
Arcos Dorados Holdings, Inc., Class A	Goldman Sachs & Co.	Call	USD	12.50	3/06/13	46,000	(64,031)
Diageo Plc	Morgan Stanley & Co., Inc.	Call	GBP	18.06	3/06/13	151,500	(184,414)
Eurasia Drilling Co., Ltd. - GDR	UBS Securities LLC	Call	USD	37.32	3/06/13	23,200	(39,716)
GAM Holding AG	Goldman Sachs & Co.	Call	CHF	14.74	3/06/13	51,700	(39,911)
Glencore International Plc	UBS Securities LLC	Call	GBP	3.93	3/06/13	600,000	(103,176)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	4.14	3/06/13	882,000	(20,246)
Ingersoll-Rand Plc	Morgan Stanley & Co., Inc.	Call	USD	51.30	3/06/13	107,000	(141,585)
Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	216.88	3/06/13	6,000	(15,158)
Rightmove Plc	Morgan Stanley & Co., Inc.	Call	GBP	15.16	3/06/13	62,000	(156,763)
Crown Holdings, Inc.	Goldman Sachs & Co.	Call	USD	38.32	3/07/13	48,500	(24,083)
Kraft Foods Group, Inc.	Goldman Sachs & Co.	Call	USD	46.01	3/07/13	50,000	(42,018)
Time Warner, Inc.	Bank of New York Mellon Corp.	Call	USD	49.49	3/07/13	43,400	(86,797)
Cardinal Health, Inc.	Goldman Sachs & Co.	Call	USD	42.79	3/08/13	5,000	(7,144)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	52.86	3/08/13	36,300	(58,135)
Eli Lilly & Co.	UBS Securities LLC	Call	USD	54	3/11/13	90,000	(78,725)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.11	3/11/13	50,000	(63,004)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.72	3/11/13	50,500	(49,306)
Afren Plc	Banc of America Securities	Call	GBP	1.40	3/12/13	336,000	(44,919)
Aveva Group Plc	Banc of America Securities	Call	GBP	21.54	3/12/13	24,400	(18,567)
Deutsche Bank AG	Goldman Sachs & Co.	Call	EUR	37.84	3/12/13	92,200	(194,370)
Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	36.06	3/12/13	24,000	(62,255)
GAM Holding AG	Goldman Sachs & Co.	Call	CHF	15.25	3/12/13	50,000	(27,995)
Nestle SA	Citigroup Global Markets, Inc.	Call	CHF	62.62	3/12/13	66,000	(128,964)
Roche Holding AG	Deutsche Bank Securities Corp.	Call	CHF	195.28	3/12/13	33,400	(256,780)
SABMiller Plc	Deutsche Bank Securities Corp.	Call	GBP	29.73	3/12/13	94,400	(284,481)
Sanofi	Goldman Sachs & Co.	Call	EUR	74.07	3/12/13	71,900	(67,346)
Svenska Cellulosa AB, B Shares	Morgan Stanley & Co., Inc.	Call	SEK	145.42	3/12/13	357,400	(539,151)
UBS AG	Morgan Stanley & Co., Inc.	Call	CHF	16.27	3/12/13	349,000	(126,858)
Arcos Dorados Holdings, Inc., Class A	Morgan Stanley & Co., Inc.	Call	USD	14.18	3/13/13	40,000	(16,904)
Las Vegas Sands Corp.	Citigroup Global Markets, Inc.	Call	USD	47.25	3/13/13	56,500	(460,617)
Antofagasta Plc	Banc of America Securities	Call	GBP	12.88	3/20/13	191,300	(15,028)
Aveva Group Plc	Banc of America Securities	Call	GBP	22.02	3/20/13	24,400	(12,273)
Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	35.65	3/20/13	24,000	(71,960)
GAM Holding AG	UBS Securities LLC	Call	CHF	15.48	3/20/13	49,800	(25,918)
Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	3/20/13	5,700	(16,411)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	Morgan Stanley & Co., Inc.	Call	USD	18.02	3/20/13	44,500	(19,955)
Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	11.88	3/20/13	64,800	(22,134)
Unilever Plc	Morgan Stanley & Co., Inc.	Call	GBP	25.85	3/20/13	73,600	(34,406)
BG Group Plc	Deutsche Bank Securities Corp.	Call	GBP	11.60	3/21/13	214,300	(99,796)
Grupo Mexico SAB de CV, Series B	Citigroup Global Markets, Inc.	Call	MXN	47.85	3/21/13	436,000	(55,895)

6	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

The Hain Celestial Group, Inc.	Morgan Stanley & Co., Inc.	Call	USD	56.27	3/21/13	43,900	$(193,113)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	7.06	3/21/13	512,300	(35,247)
Cameron International Corp.	UBS Securities LLC	Call	USD	60	3/22/13	23,400	(102,699)
Lowe’s Cos., Inc.	JPMorgan Chase Securities	Call	USD	37.39	3/22/13	109,000	(210,335)
Oasis Petroleum, Inc.	Morgan Stanley & Co., Inc.	Call	USD	37.16	3/25/13	51,000	(57,195)
Cie Financiere Richemont SA	Morgan Stanley & Co., Inc.	Call	CHF	78.80	3/26/13	36,700	(87,405)
Crown Holdings, Inc.	JPMorgan Chase Securities	Call	USD	38.70	3/26/13	46,500	(22,373)
Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	40.37	3/26/13	23,100	(19,878)
GAM Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	15.40	3/26/13	49,200	(28,793)
Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	3/26/13	5,700	(17,823)
Transocean Ltd.	Morgan Stanley & Co., Inc.	Call	USD	56.46	3/26/13	64,000	(157,726)
Transocean Ltd.	Morgan Stanley & Co., Inc.	Call	USD	59.43	3/26/13	14,500	(18,144)
Samsung Electronics Co. Ltd.	Morgan Stanley & Co., Inc.	Call	KRW	1,414,866.89	3/27/13	2,700	(187,570)
WisdomTree Investments, Inc.	Goldman Sachs & Co.	Call	USD	8.82	3/27/13	56,000	(26,119)
CSX Corp.	Morgan Stanley & Co., Inc.	Call	USD	22.67	4/01/13	190,000	(73,256)
Electrolux AB, Series B	Morgan Stanley & Co., Inc.	Call	SEK	165.55	4/03/13	83,400	(92,278)
Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	38.80	4/03/13	23,000	(34,842)
Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	4/03/13	5,700	(19,705)
Unilever Plc	Citigroup Global Markets, Inc.	Call	GBP	25.85	4/03/13	73,600	(36,862)
Volvo AB, B Shares	Goldman Sachs & Co.	Call	SEK	97.62	4/03/13	516,000	(133,373)
Oasis Petroleum, Inc.	Morgan Stanley & Co., Inc.	Call	USD	37.16	4/08/13	51,000	(67,493)
Australia & New Zealand Banking Group Ltd.	Morgan Stanley & Co., Inc.	Call	AUD	27.01	4/10/13	80,800	(43,258)
Cheung Kong Holdings Ltd.	Citigroup Global Markets, Inc.	Call	HKD	129.75	4/10/13	178,000	(100,547)
China Construction Bank Corp., H Shares	Citigroup Global Markets, Inc.	Call	HKD	6.73	4/10/13	8,190,000	(195,050)
Dena Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	2,898.92	4/10/13	59,500	(121,577)
Honda Motor Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	3,520.07	4/10/13	147,500	(268,151)
MediaTek, Inc.	JPMorgan Chase Securities	Call	TWD	322.24	4/10/13	254,000	(89,141)
ORIX Corp.	Citigroup Global Markets, Inc.	Call	JPY	9,847.19	4/10/13	42,700	(163,438)
Softbank Corp.	Citigroup Global Markets, Inc.	Call	JPY	3,228.67	4/10/13	133,500	(208,142)
Tokio Marine Holdings, Inc.	Morgan Stanley & Co., Inc.	Call	JPY	2,743.76	4/10/13	157,500	(217,101)
Wharf Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	70.61	4/10/13	515,000	(170,848)
Yahoo! Japan Corp.	Goldman Sachs & Co.	Call	JPY	36,322.83	4/10/13	5,620	(83,988)
Fomento Economico Mexicano SAB de CV - ADR	Goldman Sachs & Co.	Call	USD	111.81	4/11/13	28,100	(42,725)

Total							$(15,532,450)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,352,832	–	–	$4,352,832
Australia	–	$10,147,014	–	10,147,014
Belgium	–	10,942,106	–	10,942,106
Canada	4,877,947	–	–	4,877,947
Cayman Islands	10,500,309	–	–	10,500,309
China	–	12,844,755	–	12,844,755
France	8,385,504	35,332,125	–	43,717,629
Germany	10,793,832	29,693,304	–	40,487,136
Hong Kong	–	27,275,221	–	27,275,221
India	–	10,782,493	–	10,782,493
Indonesia	6,086,637	17,362,529	–	23,449,166
Ireland	12,616,245	–	–	12,616,245
Italy	–	13,942,380	–	13,942,380
Japan	7,436,948	55,452,019	–	62,888,967
Mexico	13,163,632	5,567,695	–	18,731,327
South Korea	–	6,452,605	–	6,452,605
Spain	–	8,941,369	–	8,941,369
Sweden	4,004,456	29,636,326	–	33,640,782
Switzerland	8,047,149	82,854,732	–	90,901,881
Taiwan	3,049,506	5,060,238	–	8,109,744
Thailand	–	7,608,636	–	7,608,636
United Kingdom	13,783,723	113,648,764	–	127,432,487
United States	448,005,889	–	–	448,005,889
Short-Term Securities	54,784,743	–	–	54,784,743

Total	$609,889,352	$483,544,311	–	$1,093,433,663

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$9,150	–	–	$9,150
Liabilities:
Equity contracts	(4,872,818)	$(16,471,942)	–	(21,344,760)
Foreign currency exchange contracts	(28,505)	–	–	(28,505)

Total	$(4,892,173)	$(16,471,942)	–	$(21,364,115)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

8	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,610,201	–	–	$4,610,201
Foreign currency at value	4,784,401	–	–	4,784,401
Cash pledged as collateral for options written	410,000	–	–	410,000

Total	$9,804,602	–	–	$9,804,602

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: March 26, 2013